Acquisitions and Disposals - Schedule of Discontinued Operations Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 23, 2025	Dec. 31, 2024
Schedule Of Discontinued Operations Consolidated Balance Sheets Abstract
Cash and cash equivalents and restricted cash		$ 15,986,591	$ 38,912,976
Short term investments		7,706,050	6,882,714
Accounts receivable		35,246,811	54,444,438
Advance to suppliers, net		179,209,454	92,304,699
Inventories		7,905,656	806,821
Receivables from supply chain solutions		26,628,729	23,978,130
Prepaid expenses and other current assets		20,432,683	25,892,681
Property and equipment, net		298,677	358,038
Intangible assets, net		190,475	205,032
Equity investments		458,201	457,416
Goodwill		17,709,008	17,050,800
Deferred tax assets, net		419,940	412,162
Total assets		312,192,275	265,312,503
Short-term loans		6,189,528
Accounts payable		63,489,162	34,630,781
Accrued expenses and other current liabilities		22,726,831	2,550,686
Payables to supply chain solutions		2,116,672	4,229,793
Liabilities of financial guarantee		22,563	21,725
Advances from customers		17,500,339	7,528,352
Taxes payable		1,376,565	3,642,427
Due to related parties - current		297,075	267,149
Total liabilities		113,718,735	59,912,080
Total net assets of the Disposal Group		198,473,540	205,400,423
Less: Non-controlling interest of the Disposal Group		4,369,736
Net assets of the Disposal Group attributable to the Company’s shareholders		194,103,804
Add:Writes-off of net amounts due from disposed subsidiaries		21,653,052
Less:disposal proceeds		(50,000)
Loss on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss		(215,706,856)
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss		(9,621,695)
Loss on disposal recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income		$ (225,328,551)
Current assets for discontinued operations
Derivative asset			1,996,340
Due from related party			1,665
Total current assets			245,220,464
Non-current assets for discontinued operations
Right-of-use assets, net			1,608,591
Total non-current assets			20,092,039
Current liabilities for discontinued operations
Short-term bank loans			5,274,478
Operating lease liabilities - current			948,561
Total current liabilities			59,093,952
Non-current liabilities for discontinued operations
Operating lease liabilities – non-current			818,128
Total non-current liabilities			$ 818,128